May 6, 2013

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: Principal Variable Universal Life Accumulator II (the "Registrant") File Nos. 333-100838, 811-05118

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies the forms of Prospectus for Principal Variable Universal Life Accumulator II and the form of
Statement of Additional Information that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from those contained in the Registrant s most recent post-effective amendment to its registration statement on Form N-6. That post-effective amendment (#12) was filed electronically with the
Securities and Exchange Commission on April 25, 2013 (Accession #0000812797-13-000046).

If you have any questions regarding this filing, please call me at 515-246-5688.

Very truly yours,

/s/Charles M. Schneider
Charles M. Schneider
Counsel
CMS/